MERRILL LYNCH
GLOBAL SMALLCAP
FUND, INC.








FUND LOGO








Quarterly Report

March 31, 1997





This report is not authorized for use as an offer of sale or solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global SmallCap
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.



Officers and
Directors


Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Andrew John Bascand, Vice President
R. Elise Baum, Vice President
Donald C. Burke, Vice President
Kenneth Chiang, Vice President
Adrian Holmes, Vice President
Grace Pineda, Vice President
James Russell, Vice President
Gerald M. Richard, Treasurer
Robert Harris, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863


Merrill Lynch
Global SmallCap
Fund, Inc.
Management
Team


Andrew John Bascand--Senior Portfolio Manager/Asset Allocator. As the Fund's Asset Allocator, Mr. Bascand is primarily responsible for determining the allocation of the Fund's assets among equity markets in the United States, Europe, the emerging markets and the Pacific Basin.

R. Elise Baum--Co-Portfolio Manager--US Investments. Ms. Baum is primarily responsible for the Fund's investments in the United
States.

Kenneth Chiang--Co-Portfolio Manager--Emerging Markets Investments. Mr. Chiang is primarily responsible for the Fund's investments in emerging markets in Asia.

Adrian Holmes--Co-Portfolio Manager--European Investments. Mr.
Holmes is primarily responsible for the Fund's European investments.

Grace Pineda--Co-Portfolio Manager--Emerging Markets Investments.
Ms. Pineda is primarily responsible for investments in emerging markets in Latin America.

James Russell--Co-Portfolio Manager--Japanese Investments. Mr.
Russell is primarily responsible for the Fund's Japanese investments.

DEAR SHAREHOLDER


Overall, global small cap issues significantly underperformed large cap issues during the three months ended March 31, 1997. The unmanaged Salomon Brothers Extended Market Index, a global small cap benchmark, posted a decline of 3.0% (in US dollar terms) for the quarter, compared with a 0.1% rise in the Financial Times/Standard & Poor's--Actuaries World Index, an unmanaged larger-capitalization global index.

The US dollar continued to appreciate against major currencies, rising from YEN 115.9 to YEN 123.6, and from DM1.54 to DM1.67 in Japan and Germany, respectively.

In US dollar terms, the major best-performing small cap markets in the March quarter were Germany (+9.4%), followed by Switzerland (+7.9%) and the Netherlands (+7.4%). Among the other major markets, the worst-performing market was Japan, falling 14.5%. The US market was also down, falling by 4.0%. Emerging markets outperformed developed country small cap returns during the three months ended March 31, 1997, declining by only 1.5%. The strongest emerging markets returns were in Latin America.

For the three-month period ended March 31, 1997, total returns for Merrill Lynch Global SmallCap Fund, Inc.'s Class A, Class B, Class C and Class D Shares were -0.10%, -0.41%, -0.41% and -0.20%, respectively. (Results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 4--6 of this report to shareholders.) Key factors associated with the Fund's outperformance, relative to the Salomon Brothers Extended Market Index, were the strategic overweighting of emerging markets and underweighting of the United States, and stock selection in Europe.

Portfolio Matters
We significantly increased the Fund's exposure to emerging markets during the quarter ended March 31, 1997. At the end of March, the emerging markets weight rose to 15% of net assets from 10% at December 31, 1996. Overall, the Fund's small cap equity exposure rose to 94% of net assets from 87%.

Economic and Investment
Environment
We maintained a view that global economic activity is accelerating. The March quarter's data strengthened this view. In general, a stronger global growth environment should support small cap performance relative to large cap issues. In the United States, the latest National Association of Purchasing Managers' business survey continued to suggest that business activity is expanding above trend growth rates. Employment growth in the United States was also robust, causing rapid income expansion which, in turn, helped lift retail and vehicle sales and maintain a high level of residential building. The Conference Board's Consumer Confidence Index hit a nine-year high in January.

Against that background, and combined with the very significant narrowing of equity and non-investment grade debt yields, US Federal Reserve Board Chairman Alan Greenspan twice suggested that the benign low-inflation/moderate economic growth scenario may be nearing an end, and subsequently increased the Federal Funds rate by 25 basis points (0.25%) in late March. US bond yields rose significantly during the March quarter with the 30-year bond yield rising from a low of 6.4% to 7.0%.

The significant rise in many European equity markets also reduced our expectations for equity returns in Europe compared with three months ago. Specifically, in Germany, we saw a more rapid acceleration of business activity than expected. The sharp decline of the Deutschemark appears to have improved export orders. We doubt whether German interest rates will be lowered further, and despite potential upward revisions to corporate earnings forecasts, we are more cautious on the German equity market.

In contrast, emerging markets equity valuations generally remain fair and offer relative attraction compared with Europe. We are also significantly invested in several larger markets such as Mexico, Malaysia and Brazil. Most recently, we increased small cap exposure in Indonesia.

Looking ahead over the next six months, we believe key issues for all equity markets will be the investor response to a likely further firming of US interest rates, and a likely slowdown in Japanese foreign bond and equity buying. Both factors, in conjunction with stronger global activity, could serve to lift small cap returns relative to large cap returns. Therefore, we have reduced cash balances in expectation of a period of small cap outperformance.

In Conclusion
We remain concerned about the short-term outlook for larger-capitalization stocks in many major stock markets. However, stronger global economic activity may favor smaller-capitalization stocks whose earnings tend to be more geared to the economic cycle. We will continue to invest in a diversified regional selection of small cap stocks including those in emerging markets.

We thank you for your continued interest in Merrill Lynch Global
SmallCap Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,







(Arthur Zeikel)
Arthur Zeikel
President







(Andrew Bascand)
Andrew Bascand
Senior Portfolio Manager/
Asset Allocator







(R. Elise Baum)
R. Elise Baum
Co-Portfolio Manager
US Investments







(Kenneth Chiang)
Kenneth Chiang
Co-Portfolio Manager
Emerging Markets
Investments--Asia

(Adrian C. Holmes)
Adrian C. Holmes
Co-Portfolio Manager
European Investments







(Grace Pineda)
Grace Pineda
Co-Portfolio Manager
Emerging Markets Investments--
Latin America







(James Russell)
James Russell
Co-Portfolio Manager
Japanese Investments



April 22, 1997



Effective April 1997, R. Elise Baum joined Merrill Lynch Global SmallCap Fund, Inc. as Co-Portfolio Manager. Ms. Baum is primarily responsible for the Fund's investments in North America. Ms. Baum joined Merrill Lynch Asset Management, L.P. (the "Manager") in 1995, and has been an employee of the Manager since 1992.



PERFORMANCE DATA

About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder prior to October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994. However, in the case of certain eligible investors, the shares were simultaneously exchanged for Class A Shares.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Performance
Summary--
Class A Shares
                           Net Asset Value             Capital Gains
Period Covered           Beginning    Ending            Distributed        Dividends Paid*      % Change**
10/21/94--12/31/94         $9.82       $9.37              $0.005                  --             - 4.53%
1995                        9.37        9.27               0.053                $0.105           + 0.66
1996                        9.27        9.81               0.185                 0.710           +15.61
1/1/97--3/31/97             9.81        9.80                --                    --             - 0.10
                                                          ------                ------
                                                    Total $0.243          Total $0.815

                                                          Cumulative total return as of 3/31/97: +10.99%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.


Performance
Summary--
Class B Shares
                           Net Asset Value             Capital Gains
Period Covered           Beginning    Ending            Distributed        Dividends Paid*      % Change**
8/5/94--12/31/94          $10.00       $9.34              $0.005                  --             - 6.55%
1995                        9.34        9.19               0.053                $0.052           - 0.45
1996                        9.19        9.72               0.185                 0.601           +14.43
1/1/97--3/31/97             9.72        9.68                --                    --             - 0.41
                                                          ------                ------
                                                    Total $0.243          Total $0.653

                                                           Cumulative total return as of 3/31/97: +6.01%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Performance
Summary--
Class C Shares
                           Net Asset Value             Capital Gains
Period Covered           Beginning    Ending            Distributed        Dividends Paid*      % Change**
10/21/94--12/31/94         $9.80       $9.34              $0.005                  --             - 4.64%
1995                        9.34        9.19               0.053                $0.052           - 0.46
1996                        9.19        9.71               0.185                 0.611           +14.43
1/1/97--3/31/97             9.71        9.67                --                    --             - 0.41
                                                          ------                ------
                                                    Total $0.243          Total $0.663

                                                           Cumulative total return as of 3/31/97: +8.17%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance
Summary--
Class D Shares
                           Net Asset Value             Capital Gains
Period Covered           Beginning    Ending            Distributed        Dividends Paid*      % Change**
8/5/94--12/31/94          $10.00       $9.37              $0.005                  --             - 6.25%
1995                        9.37        9.25               0.053                $0.093           + 0.31
1996                        9.25        9.79               0.185                 0.683           +15.34
1/1/97--3/31/97             9.79        9.77                --                    --             - 0.20
                                                          ------                ------
                                                    Total $0.243          Total $0.776

                                                           Cumulative total return as of 3/31/97: +8.25%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.


PERFORMANCE DATA (concluded)

Recent
Performance
Results*
                                                                                     12 Month    3 Month
                                                  3/31/97    12/31/96   3/31/96      % Change    % Change
Class A Shares                                     $9.80      $9.81     $10.11        -1.21% (1)  -0.10%
Class B Shares                                      9.68       9.72      10.00        -1.33(1)    -0.41
Class C Shares                                      9.67       9.71       9.99        -1.33(1)    -0.41
Class D Shares                                      9.77       9.79      10.08        -1.22(1)    -0.20
Class A Shares--Total Return                                                          +5.89(2)    -0.10
Class B Shares--Total Return                                                          +4.73 (3)   -0.41
Class C Shares--Total Return                                                          +4.83(4)    -0.41
Class D Shares--Total Return                                                          +5.63(5)    -0.20

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)Percent change includes reinvestment of $0.185 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.710 per share ordinary income dividends and $0.185 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.601 per share ordinary income dividends and $0.185 per share capital gains distributions.
(4)Percent change includes reinvestment of $0.611 per share ordinary income dividends and $0.185 per share capital gains distributions.
(5)Percent change includes reinvestment of $0.683 per share ordinary income dividends and $0.185 per share capital gains distributions.



Average Annual
Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 3/31/97                         +5.89%         +0.33%
Inception (10/21/94) through 3/31/97       +4.36          +2.08

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 3/31/97                         +4.73%         +0.85%
Inception (8/5/94) through 3/31/97         +2.23          +1.52

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return       % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 3/31/97                         +4.83%         +3.86%
Inception (10/21/94) through 3/31/97       +3.27          +3.27

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.




                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 3/31/97                         +5.63%         +0.08%
Inception (8/5/94) through 3/31/97         +3.03          +0.96

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



SCHEDULE OF INVESTMENTS                                                                                        (in US dollars)
                                                                                                                    Percent of
EUROPE       Industries          Shares Held               Investments                      Cost            Value   Net Assets
Czech        Broadcasting              7,500  Central European Media Enterprises
Republic                                      Ltd. (Class A)                           $    206,250     $    245,625    0.2%

                                              Total Investments in the Czech
                                              Republic                                      206,250          245,625    0.2

Denmark      Textiles                 13,718  Carli Grey International A/S                  402,266          714,220    0.5

                                              Total Investments in Denmark                  402,266          714,220    0.5


Finland      Computer Software         4,560  TT Tieto OY                                   298,105          381,609    0.3

             Holding Company          11,416  Fiskars OY AB                                 590,868          936,625    0.7
                                      17,600  Instrumentarium OY (Group A)                  635,762          677,595    0.5
                                                                                       ------------     ------------  ------
                                                                                          1,226,630        1,614,220    1.2

             Household Products        7,244  Huhtamaki OY                                  325,534          356,688    0.2

                                              Total Investments in Finland                1,850,269        2,352,517    1.7


France       Apparel                     640  Damart S.A.                                   524,338          576,051    0.4

             Automobile Parts          5,600  Sylea S.A.                                    609,529          540,048    0.4

             Broadcast--Media          6,400  M6 Metropole Television                       524,506          652,630    0.5

             Computer Software         2,157  Altran Technologies S.A.                      561,773          795,850    0.6

             Holding Company           2,482  Societe EuraFrance S.A.                       751,104        1,173,736    0.9

             Home Furnishings            160  Castorama Dubois
                                              Investissements S.C.A.                         24,182           25,374    0.0

             Manufacturing            21,500  Sommer Allibert S.A.                          639,257          679,614    0.5

                                              Total Investments in France                 3,634,689        4,443,303    3.3


Germany      Auto & Truck              4,800  Koegel Fahrzeugwerke AG
                                              (Preferred)                                   621,179          649,234    0.5

             Machine Tools             1,663  Plettac AG                                    361,590          360,891    0.2
             & Machinery               2,650  Walter AG                                     672,793          904,839    0.7
                                                                                       ------------     ------------  ------
                                                                                          1,034,383        1,265,730    0.9

             Machinery &              21,220  Kloeckner Werke AG                          1,897,517        1,575,395    1.2
             Engineering

             Manufacturing             3,680  Escada AG (Preferred)                         610,130          622,735    0.4
                                       3,900  KSB AG (Preferred)                            545,617          797,115    0.6
                                                                                       ------------     ------------  ------
                                                                                          1,155,747        1,419,850    1.0

             Retail Specialty         18,000  Moebel Walther AG                             770,212          957,619    0.7

                                              Total Investments in Germany                5,479,038        5,867,828    4.3


SCHEDULE OF INVESTMENTS (continued)                                                                            (in US dollars)
EUROPE                                                                                                              Percent of
(concluded)  Industries          Shares Held               Investments                      Cost           Value    Net Assets
Greece       Building &                7,990  Titan Cement Co. S.A.                    $    302,811     $    577,627    0.4%
             Construction

                                              Total Investments in Greece                   302,811          577,627    0.4


Ireland      Containers               68,000  Clondalkin Group PLC                          667,110          638,183    0.5

             Transportation          120,500  Irish Continental Group PLC                   916,890        1,031,697    0.7

                                              Total Investments in Ireland                1,584,000        1,669,880    1.2


Italy        Diversified             890,000  Compagnie Industriali Riunite
                                              S.p.A. (CIR)                                  996,497          634,567    0.5

                                              Total Investments in Italy                    996,497          634,567    0.5


Netherlands  Electrical Equipment     19,022  Twentsche Kabel Holding NV                    748,829          879,895    0.7

             Electronic Components    28,000  Advanced Semiconductor Materials
                                              International NV                              402,648          351,872    0.3

             Engineering &            20,806  Kondor Wessels Groep NV                       780,063        1,001,358    0.7
             Construction

             Holding Company          20,000  Internatio-Muller NV                          398,929          612,834    0.5

             Instruments/Photo        10,000  Elsag Bailey Process Automation NV            160,600          160,000    0.1
             -Optical

             Printing &               12,000  Roto Smeets de Boer NV                        563,281          567,914    0.4
             Publishing

                                              Total Investments in the
                                              Netherlands                                 3,054,350        3,573,873    2.7


Norway       Computer Software        22,320  Merkantildata ASA                             516,760          508,637    0.4

             Newspaper/Publishing     27,744  Schibsted ASA                                 572,146          564,802    0.4

                                              Total Investments in Norway                 1,088,906        1,073,439    0.8


Poland       Engineering &           131,800  Elektrim Towarzystwo Handlowe S.A.            462,537        1,157,645    0.9
             Construction

             Tire & Rubber            30,000  T.C. Debica S.A.                              399,679          795,381    0.6

                                              Total Investments in Poland                   862,216        1,953,026    1.5


Portugal     Retail Sales             25,200  Establecimentos Jeronimo Martins
                                              & Filho S.A.                                  698,622        1,400,084    1.0

                                              Total Investments in Portugal                 698,622        1,400,084    1.0


Russia       Cellular Telephones      25,600  Vimpel-Communications (ADR) (a)               767,821          819,200    0.6

                                              Total Investments in Russia                   767,821          819,200    0.6


Spain        Automotive &             32,000  Estacionamientos Subterraneos,
             Equipment                        S.A. (Ordinary)                               614,689          635,912    0.5

             Manufacturing             6,402  Azkoyen S.A.                                  459,300          954,166    0.7

             Paper & Pulp             20,000  Miquel y Costas & Miquel, S.A.                543,369          799,148    0.6

                                              Total Investments in Spain                  1,617,358        2,389,226    1.8


Sweden       Biotechnology            33,200  Biora AB                                      347,898          350,662    0.3

             Engineering &            23,853  Svedala Industri AB                           313,241          465,848    0.3
             Construction

             Forest Products/        819,500  Rottneros Bruks AB Free                     1,265,254          925,447    0.7
             Paper & Packaging

             Hotels                   28,350  Scandic Hotels AB                             514,574          516,009    0.4

             Investment               65,091  Bure Investment AB                            555,881          847,483    0.6
             Management

             Special Services         32,000  Mandator AB (B Shares)                        530,278          406,010    0.3

                                              Total Investments in Sweden                 3,527,126        3,511,459    2.6


Switzerland  Advertising               3,200  Edipresse S.A. (Bearer)                       679,120          737,091    0.5

             Distribution              4,000  TEGE S.A.                                     330,008          400,835    0.3

             Industrials               9,175  Oerlikon-Buehrle Holdings AG                  989,278          924,204    0.7

             Machine Tools &           4,100  Agie Charmilles Holdings
             Machinery                        (Registered)                                  398,671          410,856    0.3

             Machinery                 1,701  Saurer AG (Registered)                        745,372          814,397    0.6

             Medical Supplies            297  Disetronic Holdings AG                        552,200          607,641    0.4

             Paper & Forest           24,800  Mercer International, Inc.                    422,910          235,600    0.2
             Products

             Photography               2,694  Fotolabo S.A.                                 904,008          956,117    0.7

             Retailing                 1,560  Grands Magasins Jelmoli S.A.                  918,430          897,787    0.7

                                              Total Investments in Switzerland            5,939,997        5,984,528    4.4


Turkey       Beverages             3,485,900  Erciyas Biracilik Ve Malt
                                              Sanayii A.S.                                  566,377          321,023    0.2

                                              Total Investments in Turkey                   566,377          321,023    0.2


United       Beverages               131,500  Matthew Clark PLC                           1,188,994          699,343    0.5
Kingdom

             Chemicals               390,000  Inspec Group PLC                            1,844,704        1,207,214    0.9

             Commercial Services      40,000  Serco Group PLC (Ordinary)                    417,691          452,458    0.4

             Computer Services        70,770  Misys PLC                                     705,945        1,456,535    1.1

             Computers               158,600  Acorn Computer Group PLC                      231,981          582,331    0.4

             Diversified             284,200  Howden Group PLC                              362,329          594,278    0.4

             Employee Services       200,000  Corporate Services Group PLC                  594,020          658,600    0.5

             Home Furnishings        220,000  Limelight Group PLC                           654,727          278,917    0.2

             Insurance                17,700  DONCASTERS PLC (ADR) (a)                      323,542          342,938    0.3

             Media/Publishing         82,000  International Business
                                              Communications PLC (Ordinary)                 298,340          432,042    0.3

             Oil Services             40,000  Expro International Group PLC                 330,488          319,421    0.2

             Pharmaceuticals          43,300  Celltech Group PLC                            429,955          420,631    0.3
                                     121,800  Oxford Molecular Group PLC                    638,122          816,213    0.6
                                                                                       ------------     ------------  ------
                                                                                          1,068,077        1,236,844    0.9

             Textiles                215,220  Dewhirst Group PLC                            601,484          602,412    0.5

                                              Total Investments in the
                                              United Kingdom                              8,622,322        8,863,333    6.6

                                              Total Investments in Europe                41,200,915       46,394,758   34.3


SCHEDULE OF INVESTMENTS (continued)                                                                            (in US dollars)
LATIN                                                                                                               Percent of
AMERICA      Industries          Shares Held               Investments                      Cost            Value   Net Assets
Argentina    Iron & Steel             36,000  Siderar S.A. (ADR) (a)                   $    612,000     $  1,054,271    0.8%

             Retailing                24,889  Grimoldi S.A.                                  95,150          124,465    0.1

                                              Total Investments in Argentina                707,150        1,178,736    0.9


Brazil       Textiles              2,054,000  Companhia de Tecidos Norte de
                                              Minas S.A. (Preferred)                        652,560          822,376    0.6

             Utilities--             879,478  Centrais Eletricas da Santa
             Electric                         Catarina S.A. (CELESC) 'B'
                                              (Preferred)                                   780,981        1,004,880    0.7

                                              Total Investments in Brazil                 1,433,541        1,827,256    1.3


Colombia     Banking                  41,300  Banco Ganadero S.A. (Class A)
                                              (ADR) (a)                                     811,698        1,047,988    0.8

                                              Total Investments in Colombia                 811,698        1,047,988    0.8


Mexico       Banking                 350,850  Grupo Financiero Banorte, S.A.
                                              de C.V.                                       387,614          363,772    0.3

             Building Materials       47,890  Internacional de Ceramica, S.A
                                              de C.V. (ADR) (a)                             355,919          323,258    0.2
                                      10,820  International de Ceramica, S.A
                                              de C.V. (Rights)                                    0                0    0.0
                                                                                       ------------     ------------  ------
                                                                                            355,919          323,258    0.2

             Engineering &           108,000  Grupo Profesional Planeacion y
             Construction                     Proyectos, S.A. de C.V. (Class B)             480,948          476,791    0.3

                                              Total Investments in Mexico                 1,224,481        1,163,821    0.8


Peru         Foods                   250,947  Consorcio Alimentos Fabril
                                              Pacifico S.A.                                 268,537          379,074    0.3

                                              Total Investments in Peru                     268,537          379,074    0.3

                                              Total Investments in Latin
                                              America                                     4,445,407        5,596,875    4.1


MIDDLE EAST/
AFRICA

Zimbabwe     Beverages               767,604  Delta Corporation Ltd.                        412,821        1,177,516    0.9

                                              Total Investments in Zimbabwe                 412,821        1,177,516    0.9

                                              Total Investments in the Middle
                                              East/Africa                                   412,821        1,177,516    0.9


NORTH
AMERICA

Canada       Leisure                  42,384  Four Seasons Hotels Ltd.                      495,789          988,633    0.7

             Mining                   32,925  Cambior Inc.                                  457,703          444,488    0.3

             Natural Resources        20,000  Total Petroleum of North
                                              America Ltd.                                  188,500          210,000    0.2

                                              Total Investments in Canada                 1,141,992        1,643,121    1.2

United       Aerospace               110,000  UNC, Inc.                                     637,625        1,567,500    1.2
States
             Apparel                  20,800  Farah, Inc.                                   174,581          208,000    0.2
                                      70,100  Norton McNaughton, Inc.                       850,711          411,838    0.3
                                                                                       ------------     ------------  ------
                                                                                          1,025,292          619,838    0.5

             Automobile Parts         21,500  Walbro Corp.                                  403,662          378,938    0.3

             Banking & Finance         6,750  Charter One Financial, Inc.                   117,321          296,156    0.2
                                      16,000  Civic Bancorp                                 195,750          180,000    0.1
                                                                                       ------------     ------------  ------
                                                                                            313,071          476,156    0.3

             Biotechnology            24,000  COR Therapeutics Inc.                         257,250          225,000    0.2
                                       8,000  Gilead Sciences, Inc.                         237,841          183,000    0.1
                                      12,400  Ostex International Inc.                      133,600           46,500    0.0
                                      11,500  Scios, Inc.                                    56,963           78,344    0.1
                                                                                       ------------     ------------  ------
                                                                                            685,654          532,844    0.4

             Building & Building      22,000  Giant Cement Holding, Inc.                    293,938          341,000    0.3
             Materials                22,300  Ryland Group, Inc.                            303,251          262,025    0.2
                                                                                       ------------     ------------  ------
                                                                                            597,189          603,025    0.5

             Building Materials       19,100  Oakwood Homes Corporation                     425,832          336,638    0.2

             Computer Software        12,600  Hyperion Software Corp.                       157,188          201,600    0.1
                                      72,500  Metromail Corporation                       1,297,337        1,241,563    0.9
                                      17,900  Software Spectrum Inc.                        372,300          281,925    0.2
                                       7,163  Sterling Commerce, Inc.                       101,474          207,727    0.2
                                      29,400  Structural Dynamics Research
                                              Corporation                                   588,410          602,700    0.4
                                     117,300  VMARK Software, Inc.                        1,115,086          762,450    0.6
                                                                                       ------------     ------------  ------
                                                                                          3,631,795        3,297,965    2.4

             Computers &               2,550  Compuware Corporation                          87,712          160,013    0.1
             Computer Services        14,100  The Peak Technologies Group Inc.              172,244          142,763    0.1
                                      12,050  Storage Technology Corporation                398,422          472,963    0.3
                                      74,000  Sybase, Inc.                                1,283,569        1,017,500    0.8
                                                                                       ------------     ------------  ------
                                                                                          1,941,947        1,793,239    1.3

             Construction &            8,200  Toll Brothers, Inc.                           158,483          149,650    0.1
             Residental

             Data Processing          40,100  Platinum Technology Inc.                      558,817          466,163    0.3
                                       8,100  Symantec Corp.                                 81,380          113,400    0.1
                                                                                       ------------     ------------  ------
                                                                                            640,197          579,563    0.4

             Electronics              12,000  Allen Group, Inc.                             192,878          210,000    0.2
                                      45,900  Alpha Industries, Inc.                        346,984          281,138    0.2
                                      15,600  BI, Inc.                                      169,966          118,950    0.1
                                       4,000  CHS Electronics Inc.                           72,454           79,000    0.1
                                     119,800  C.P. Clare Corp.                            1,038,501        1,198,000    0.9
                                      20,100  DII Group, Inc.                               429,754          492,450    0.4
                                       6,600  Marshall Industries                           195,530          207,900    0.2
                                      28,800  Nu Horizons Electronics Corp.                 261,957          219,600    0.2
                                       6,900  Triumph Group, Inc.                           149,340          173,363    0.1
                                       6,100  Wyle Electronics                              221,793          205,112    0.2
                                                                                       ------------     ------------  ------
                                                                                          3,079,157        3,185,513    2.6


SCHEDULE OF INVESTMENTS (continued)                                                                            (in US dollars)
NORTH AMERICA                                                                                                       Percent of
(concluded)  Industries          Shares Held               Investments                      Cost            Value   Net Assets
United       Environmental            37,740  BHA Group Inc. (Class A)                 $    532,342     $    669,885    0.5%
States       Control                  79,200  Envirosource Inc.                             307,178          153,450    0.1
(concluded)                                                                            ------------     ------------  ------
                                                                                            839,520          823,335    0.6

             Gaming                    8,000  WMS Industries, Inc.                          161,954          150,000    0.1

             Healthcare--             49,000  Magellan Health Services, Inc.                884,348        1,206,625    0.9
             Products/Services        53,800  Ramsay Health Care, Inc.                      330,777          201,750    0.1
                                                                                       ------------     ------------  ------
                                                                                          1,215,125        1,408,375    1.0

             Insurance                35,000  Gryphon Holdings, Inc.                        494,289          498,750    0.4
                                      56,600  PXRE Corp.                                  1,296,450        1,450,375    1.1
                                      14,000  Security-Connecticut Corp.                    323,965          631,750    0.5
                                                                                       ------------     ------------  ------
                                                                                          2,114,704        2,580,875    2.0

             Iron & Steel              8,200  Gibraltar Steel Corp.                         147,600          158,875    0.1
                                      28,800  Quanex Corporation                            631,528          723,600    0.5
                                                                                       ------------     ------------  ------
                                                                                            779,128          882,475    0.6

             Machinery                12,000  AGCO Corporation                              266,610          331,500    0.2
                                       9,000  Stewart & Stevenson Services, Inc.            235,488          180,000    0.1
                                                                                       ------------     ------------  ------
                                                                                            502,098          511,500    0.3

             Medical                   4,500  Analogic Corporation                           77,063          135,000    0.1
                                      17,600  Biomatrix, Inc.                               263,972          228,800    0.2
                                       9,000  Sierra Health Services Inc.                   294,063          228,375    0.2
                                       4,000  Sofamor Danek Group, Inc.                     103,503          144,500    0.1
                                                                                       ------------     ------------  ------
                                                                                            738,601          736,675    0.6

             Medical Supplies         57,200  Isolyser Company, Inc.                        351,189          271,700    0.2

             Metal Products--          7,400  Applied Industrial Technologies,
             Distribution                     Inc.                                          212,533          259,000    0.2

             Metals                   15,800  Castle (A.M) & Company                        291,876          274,525    0.2
                                       6,500  Commonwealth Aluminum Corp.                   109,901          111,312    0.1
                                      29,300  Shiloh Industries, Inc.                       395,757          410,200    0.3
                                                                                       ------------     ------------  ------
                                                                                            797,534          796,037    0.6

             Natural Resources        20,300  Brown (Tom), Inc.                             236,050          373,012    0.3
                                      11,100  Newpark Resources Inc.                        340,431          485,625    0.4
                                      25,000  Plains Resources, Inc.                        156,250          331,250    0.2
                                      55,000  TransTexas Gas Corp.                          605,000          728,750    0.5
                                      39,474  Zemex Corporation                             344,674          266,449    0.2
                                                                                       ------------     ------------  ------
                                                                                          1,682,405        2,185,086    1.6

             Office--Related          23,000  Wang Laboratories, Inc.                       501,637          408,250    0.3

             Oil--Domestic            11,100  Titan Exploration, Inc.                       116,187           92,962    0.1

             Pharmaceuticals          48,300  NeoRx Corp.                                   324,963          229,425    0.2

             Restaurants              26,500  Au Bon Pain Company, Inc.
                                              (Class A)                                     172,691          165,625    0.1
                                      12,160  Shoney's, Inc.                                187,391           59,280    0.0
                                      67,500  TPI Enterprises, Inc.                           7,815            8,100    0.0
                                                                                       ------------     ------------  ------
                                                                                            367,897          233,005    0.1

             Retailing                65,500  Baker (J.), Inc.                              872,554          581,312    0.4
                                     102,300  CML Group, Inc.                               255,765          191,812    0.1
                                      25,000  Catherines Stores Corp.                       202,020          121,875    0.1
                                      34,500  Chico's Fashions Inc.                         248,069           99,187    0.1
                                      20,300  Department 56, Inc.                           460,150          352,712    0.3
                                                                                       ------------     ------------  ------
                                                                                          2,038,558        1,346,898    1.0

             Savings & Loan            8,300  Haven Bancorp, Inc.                           235,863          265,600    0.2
             Associations

             Steel                    17,700  Citation Corporation                          238,490          254,437    0.2

             Technology               99,000  Applied Digital Access, Inc.                  678,257          470,250    0.3
                                      10,300  Rofin-Sinar Technologies, Inc.                 97,850          145,487    0.1
                                      22,100  VISX, Inc.                                    562,135          486,200    0.4
                                                                                       ------------     ------------  ------
                                                                                          1,338,242        1,101,937    0.8

             Telecommunication        36,900  Comdial Corporation                           227,438          226,012    0.2
             Equipment                64,200  Network Equipment Technologies, Inc.        1,106,111          866,700    0.6
                                                                                       ------------     ------------  ------
                                                                                          1,333,549        1,092,712    0.8

             Telecommunications        5,300  Brite Voice Systems, Inc.                      70,629           55,650    0.0

             Transportation           10,300  Air Express International
                                              Corporation                                   278,291          325,737    0.2
                                         400  Landair Services, Inc.                          3,854            4,400    0.0
                                                                                       ------------     ------------  ------
                                                                                            282,145          330,137    0.2

             Transportation           22,043  Aramex International Limited                  165,901          195,632    0.1
             Services

                                              Total Investments in the
                                              United States                              29,948,756       29,732,572   22.0

                                              Total Investments in North
                                              America                                    31,090,748       31,375,693   23.2


SCHEDULE OF INVESTMENTS (continued)                                                                            (in US dollars)
PACIFIC                          Shares Held/                                                                       Percent of
BASIN        Industries          Face Amount               Investments                      Cost           Value    Net Assets
Australia    Entertainment         1,188,000  Burswood Property Trust                  $  1,567,077     $  1,294,139    1.0%

             Publishing              283,000  West Australian Newspaper
                                              Holdings Ltd.                               1,034,360        1,208,740    0.9

                                              Total Investments in Australia              2,601,437        2,502,879    1.9

Hong Kong    Banking               1,432,333  JCG Holdings, Ltd.                          1,085,879        1,127,603    0.8

             Financial     US$       420,000  Goldlion Capital Corp., 4.875%
             Services                         due 2/01/1999                                 318,914          567,000    0.4

             Foods/Food            6,892,000  Tingyi (Cayman Islands)
             Processing                       Holdings Co.                                1,575,707        1,503,192    1.1

             Packaging             3,772,600  Sinocan Holdings Ltd.                       1,254,878        1,424,128    1.1

                                              Total Investments in Hong Kong              4,235,378        4,621,923    3.4


Indonesia    Banking--               303,000  PT Bank Bali (Foreign)                        634,023          729,094    0.6
             International

             Consumer--Goods       2,830,000  PT Wicaksana Overseas
                                              International                               3,561,009        3,684,896    2.7

             Textiles &            2,354,000  PT Great River Industries                     766,098        1,520,292    1.1
             Apparel

                                              Total Investments in Indonesia              4,961,130        5,934,282    4.4


Japan        Automobile Parts         30,000  Exedy Corporation                             511,228          315,917    0.2
                                      58,000  Murakami Corporation                        1,148,025          530,903    0.4
                                      50,000  Showa Corporation                             502,169          368,975    0.3
                                      85,000  Yamakawa Industrial Co.                     1,040,181          351,154    0.3
                                                                                       ------------     ------------  ------
                                                                                          3,201,603        1,566,949    1.2

             Beverages                79,000  Hokkaido Coca-Cola Bottling
                                              Co., Ltd.                                   1,298,058          857,513    0.6
                                      74,000  Sanyo Coca-Cola Bottling
                                              Co., Ltd.                                   1,118,168          899,149    0.7
                                                                                       ------------     ------------  ------
                                                                                          2,416,226        1,756,662    1.3

             Chemicals                50,000  Canon Chemicals, Inc.                         934,042          886,999    0.7

             Computer Services        51,700  TKC Corporation                             1,374,367          963,224    0.7

             Construction             89,600  Japan Foundation Engineering
                                              Co., Ltd.                                   1,735,016          870,960    0.6
                                      88,000  Tsuchiya Home Co.                           1,737,127          819,765    0.6
                                     157,000  Yondenko Corp.                              1,518,456          937,294    0.7
                                                                                       ------------     ------------  ------
                                                                                          4,990,599        2,628,019    1.9

             Consumer                 59,000  Roland Corporation                          1,429,975        1,032,321    0.8
             Electricals

             Electrical Equipment     26,000  Shinmei Electric Co.                        1,340,491          406,480    0.3
                                      48,000  Sukegawa Electric Co.                         630,495          202,187    0.1
                                                                                       ------------     ------------  ------
                                                                                          1,970,986          608,667    0.4

             Electronic               35,000  Chiyoda Integre Co., Ltd.                     220,393          175,780    0.1
             Components

             Foods/Food               43,000  Ariake Japan Co., Ltd.                      1,525,975        1,306,197    1.0
             Processing

             Health Services          25,000  Kanto Biomedical Laboratory Co.               528,125          283,516    0.2
                                      26,000  SRL Inc.                                      557,018          360,146    0.3
                                                                                       ------------     ------------  ------
                                                                                          1,085,143          643,662    0.5

             Industrials              14,520  Nitto Kohki Company Ltd.                      489,424          399,903    0.3
                                      31,000  Roki Techno Co., Ltd.                         868,533          411,827    0.3
                                                                                       ------------     ------------  ------
                                                                                          1,357,957          811,730    0.6

             Iron & Steel            218,000  Nippon Chutesukan K.K.                      1,367,147          715,188    0.5

             Machinery                28,000  Giken Seisakusho Co. Inc.                     683,834          358,364    0.3
                                      27,000  Miura Co., Ltd.                               449,645          323,694    0.2
                                                                                       ------------     ------------  ------
                                                                                          1,133,479          682,058    0.5

             Metal Fabrication       124,000  Toyo Kohan Co., Ltd.                        1,057,406          818,631    0.6

             Packaging                30,000  Chuo Kagaku Co. Ltd.                        1,206,134          417,983    0.3

             Pollution Control       168,000  Organo Corporation                          1,844,463        1,013,852    0.8

             Real Estate              53,000  Keihanshin Real Estate Co. Ltd.               525,507          296,233    0.2
                                      56,000  TOC Co., Ltd.                                 596,958          544,350    0.4
                                                                                       ------------     ------------  ------
                                                                                          1,122,465          840,583    0.6

             Restaurants              47,000  Aim Services Co., Ltd.                      1,405,610          654,840    0.5
                                      49,500  Mos Food Services, Inc.                     1,446,914          681,652    0.5
                                      83,000  Ohsho Food Service Corp.                    2,244,318        1,183,313    0.9
                                                                                       ------------     ------------  ------
                                                                                          5,096,842        2,519,805    1.9

             Retail Specialty         66,000  ADO Electric Industrial Co., Ltd.           1,956,905        1,122,722    0.8
                                      60,000  Arcland Sakamoto Co., Ltd.                    964,197          583,232    0.4
                                      21,000  Daika Corporation                             262,044          106,318    0.1
                                      48,000  Home Wide Corporation                         847,706          311,057    0.2
                                      30,000  Nitori Co.                                    906,612          298,906    0.2
                                                                                       ------------     ------------  ------
                                                                                          4,937,464        2,422,235    1.7

             Retail Stores            64,000  Sotetsu Rosen Co., Ltd.                       601,871          404,374    0.3

             Services                 66,000  Ichinen Co., Ltd.                           1,663,714          791,252    0.6

             Trading                  34,100  Japan CBM Corp.                             1,200,936          939,166    0.7

             Trucking                108,000  Nippon Konpo Unyu Soko Co.                  1,045,185          612,394    0.5
                                      70,000  Tonami Transportation Co., Ltd.               548,070          283,516    0.2
                                                                                       ------------     ------------  ------
                                                                                          1,593,255          895,910    0.7

                                              Total Investments in Japan                 43,332,442       24,841,247   18.4


Malaysia     Advertising             221,000  Seni Jaya Corporation BHD                     708,918        1,070,650    0.8

             Chemicals               109,000  Chemical Company of Malaysia BHD              340,194          352,039    0.3

             Consumer Products        24,000  Amway (Malaysia) Holdings BHD                 145,366          156,964    0.1
             & Services

             Engineering &           378,000  Asas Dunia BHD                              1,355,969        1,472,628    1.1
             Construction

             Newspaper/              143,000  New Straits Times Press BHD                   602,724          877,513    0.6
             Publishing

                                              Total Investments in Malaysia               3,153,171        3,929,794    2.9


SCHEDULE OF INVESTMENTS (concluded)                                                                            (in US dollars)
PACIFIC BASIN                                                                                                      Percent of
(concluded)  Industries          Shares Held               Investments                      Cost            Value   Net Assets
New Zealand  Agriculture           1,090,500  Wrightson Ltd.                           $    808,404     $    635,993    0.5%

             Chemicals               146,000  Fernz Corporation Ltd.                        439,021          496,702    0.3

             Real Estate             135,000  Kiwi Income Property Trust                     94,514          103,104    0.1
                                      27,000  Kiwi Income Property Trust 'B'                 11,421           13,872    0.0
                                                                                       ------------     ------------  ------
                                                                                            105,935          116,976    0.1

             Textiles                106,650  Lane Walker Rudkin Industries, Ltd.           121,891          118,475    0.1

                                              Total Investments in New Zealand            1,475,251        1,368,146    1.0


Philippines  Banking                  26,160  Security Bank Corporation                      24,933           51,645    0.1

             Financial Services       38,440  Far East Bank & Trust Company                  83,473          170,747    0.1

                                              Total Investments in the
                                              Philippines                                   108,406          222,392    0.2


South Korea  Manufacturing            51,700  Han Wha Corporation                           724,240          631,053    0.5

                                              Total Investments in South Korea              724,240          631,053    0.5


Thailand     Transportation           62,000  Thoresen Thai Agency PLC 'Express'
                                              (Warrants) (d)                                      0               55    0.0
                                     322,800  Thoresen Thai Agency PLC 'Foreign'            783,253          189,699    0.1
                                                                                       ------------     ------------  ------
                                                                                            783,253          189,754    0.1

                                              Total Investments in Thailand                 783,253          189,754    0.1

                                              Total Investments in the
                                              Pacific Basin                              61,374,708       44,241,470   32.8


SOUTHEAST
ASIA

India        Hotels                   59,400  EIH Ltd. (GDR) (b)                            576,350        1,098,900    0.8

             Recreation &            250,000  Su-Raj Diamonds Ltd.                          346,583          172,690    0.1
             Consumer Goods

                                              Total Investments in India                    922,933        1,271,590    0.9

                                              Total Investments in Southeast Asia           922,933        1,271,590    0.9


SHORT-TERM
SECURITIES                       Face Amount               Issue

             Commercial       US$  3,523,000  Associates Corp. of North America,
             Paper*                           6.75% due 4/01/1997                         3,523,000        3,523,000    2.6

                                              Total Investments in Commercial
                                              Paper                                       3,523,000        3,523,000    2.6

             US Government           200,000  United States Treasury Bills, 5.118%
             & Agency                         due 4/24/1997 (c)                             199,362          199,362    0.2
             Obligations*

                                              Total Investments in US Government
                                              & Agency Obligations                          199,362          199,362    0.2

                                              Total Investments in Short-Term
                                              Securities                                  3,722,362        3,722,362    2.8

OPTIONS                 Nominal Value Covered by                                          Premiums
PURCHASED                  Options Purchased                                                Paid

             Currency Put Options    780,000  German Deutschemark, expiring
             Purchased                        April 1997 at DM 1.60                           5,187           35,256    0.0
                                   4,000,000  Japanese Yen, expiring May 1997
                                              at YEN 128                                     38,200            6,400    0.0

                                              Total Investments in Options
                                              Purchased                                      43,387           41,656    0.0

             Total Investments                                                         $143,213,281      133,821,920   99.0
                                                                                       ============
             Variation Margin on Stock Index Futures Contracts***                                            241,200    0.2

             Unrealized Depreciation on Forward Foreign Exchange Contracts**                                 (16,032)   0.0

             Other Assets Less Liabilities                                                                 1,055,466    0.8
                                                                                                        ------------  ------
             Net Assets                                                                                 $135,102,554  100.0%
                                                                                                        ============  ======

             Net Asset Value:   Class A--Based on net assets of $2,928,205 and
                                         298,845 shares outstanding                                     $       9.80
                                                                                                        ============
                                Class B--Based on net assets of $108,208,172 and
                                         11,177,465 shares outstanding                                  $       9.68
                                                                                                        ============
                                Class C--Based on net assets of $5,240,714 and
                                         542,162 shares outstanding                                     $       9.67
                                                                                                        ============
                                Class D--Based on net assets of $18,725,463 and
                                         1,916,290 shares outstanding                                   $       9.77
                                                                                                        ============

            *Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.

           **Forward foreign exchange contracts as of March 31, 1997 were as follows:
                                                          Unrealized
             Foreign Currency          Expiration        Appreciation
             Purchased                    Date          (Depreciation)

             DM        1,248,000       April 1997        $    (14,188)

             Total (US$ Commitment--$764,788)                 (14,188)
                                                         ------------

             Foreign
             Currency Sold

             Nlg       1,650,180         May 1997              (9,242)
             NZ$       1,554,000         May 1997                (668)
             YEN   1,035,317,260         May 1997               8,066

             Total (US$ Commitment--$10,417,441)               (1,844)
                                                         ------------

             Total Unrealized Depreciation--Net on
             Forward Foreign Exchange Contracts          $    (16,032)
                                                         ============

          ***Stock index futures contracts sold as of March 31, 1997 were as follows:

             Number of                        Expiration
             Contracts    Issue     Exchange     Date        Value

                12      S&P Index     CME     June 1997    $4,548,000

             Total Stock Index Futures Contracts Sold
             (Total Contract Price--$4,809,300)            $4,548,000
                                                           ==========

          (a)American Depositary Receipts (ADR).
          (b)Global Depositary Receipts (GDR).
          (c)Securities held as collateral in connection with open futures contracts.
          (d)Warrants entitle the Fund to purchase a predetermined number of shares of stock/face amount of bonds at a predetermined price until the expiration date.

EQUITY PORTFOLIO CHANGES


For the Quarter Ended March 31, 1997

Additions

*Accton Technology Corporation
 Advanced Semiconductor Materials
  International NV
 Agie Charmilles Holding AG (Registered)
*AmerUS Life Holdings, Inc.
 Applied Digital Access, Inc.
 Applied Industrial Technologies, Inc.
 Aramex International Limited
 Biora AB
*British-Borneo Petroleum Syndicate PLC
*Business Objects S.A. (ADR)
 Castorama Dubois Investissement S.C.A.
 Citation Corporation
 Civic BanCorp.
 Clondalkin Group PLC
 DONCASTERS PLC (ADR)
 Damart S.A.
*Det Sondenfjelds--Norske
  Jampskibsselskab
 Edipresse S.A. (Bearer)
*Empressa Nacional de Celulosas S.A.
 Escada AG (Preferred)
 Estacionamientos Subterraneous, S.A.
  (Ordinary)
 Expro International Group PLC
 Gilead Sciences, Inc.
 Han Wha Corporation
 Huhtamaki OY
 Instrumentarium OY (Group A)
 International de Ceramica, S.A. de C.V.
  (Rights)
 Isolyser Company, Inc.
 Koegel Fahrzeugwerke AG (Preferred)
 M6 Metropole Television
 Mandator AB (B Shares)
*Merix Corporation
 Merkantildata ASA
 Oakwood Homes Corporation
 Plettac AG
*Quick Response Services, Inc.
 Roto Smeets de Boer NV
 Scandic Hotels AB
 Schibsted ASA
*Sixt AG
*Sydbank A/S
 Toll Brothers, Inc.
 Vimpel-Communications (ADR)
 WMS Industries, Inc.
*Yurie Systems, Inc.

Deletions

 ASM Lithography Holding NV
*Accton Technology Corporation
 America Group Ltd.
*AmerUS Life Holdings, Inc.
 Bank of the Ryukyus, Ltd.
 Bearings, Inc.
*British-Borneo Petroleum Syndicate PLC
*Business Objects S.A. (ADR)
 Cardif S.A.
 Cincinnati Milacron, Inc.
*Det Sondenfjelds--Norske
  Jampskibsselskab
 Elandsrand Gold Mining Company Ltd.
*Empressa Nacional de Celulosas S.A.
 Eregli Demir Ve Celik Fabrikalari T.A.S.
 Establecimentos Jeronimo Martins &
  Filho S.A. (New)
 Falck A/S
 Flextech PLC
 GEA AG (Preferred)
 Garphyttan Industrier AB
 Getinge Industrier AB (B Shares)
 Greater New York Savings Bank
 Grossman's Inc.
 Havas Advertising S.A.
 Healthdyne Technologies, Inc.
 Jurys Hotel Group PLC
 Kalmar Industries AB
 Levitz Furniture Inc.
 Low & Bonar PLC (Ordinary)
*Merix Corporation
 Midland Financial Group, Inc.
 Olympic Steel, Inc.
 Pharmaceutical Product Development, Inc.
*Quick Response Services, Inc.
 Sistem Televisyen Malaysia BHD (Class A)
  (New)
*Sixt AG
 Smith (A.O.) Corp.
 Sterling Software, Inc.
 Stratus Computer, Inc.
 Sun International (South Africa) Ltd.
*Sydbank A/S
 TALX Corp.
 Voice Control Systems, Inc.
*Yurie Systems, Inc.

[FN]
*Added and deleted in the same quarter.



PORTFOLIO INFORMATION


Worldwide
Investments
As of 3/31/1997

                                       Country      Percent of
Ten Largest Equity Holdings           of Origin     Net Assets

PT Wicaksana Overseas International    Indonesia        2.7%
Kloeckner Werke AG                     Germany          1.2
UNC, Inc.                              United States    1.2
PT Great River Industries              Indonesia        1.1
Tingyi (Cayman Islands) Holdings, Co.  Hong Kong        1.1
Asas Dunia BHD                         Malaysia         1.1
Misys PLC                              United Kingdom   1.1
PXRE Corp.                             United States    1.1
Sinocan Holdings Ltd.                  Hong Kong        1.1
Establecimentos Jeronimo Martins
  & Filho S.A.                         Portugal         1.0


                                                    Percent of
Ten Largest Industries                              Net Assets

Computer Software                                       3.7%
Engineering & Construction                              3.3
Beverages                                               2.9
Consumer--Goods                                         2.7
Manufacturing                                           2.7
Holding Company                                         2.6
Retail Specialty                                        2.4
Insurance                                               2.3
Chemicals                                               2.2
Banking                                                 2.1